Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.
       ACCOUNTS RECEIVABLE
	December 31, 2017	December 31, 2016
Goods and services tax ("GST") recoverable	$23	$19
Mexican value added tax ("IVA") recoverable	30	37
Interest receivable	107	572
	$160	$628